Fair Value Measurements - Schedule of Liabilities Measured on Recurring Basis Unobservable Input Reconciliation (Details) - Private Placement Warrant $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance	$ 0
Initial fair value of private placement warrants	10,291
Change in fair value of private placement warrants included in net loss	(586)
Ending balance	$ 9,705